Fair values of financial instruments carried at fair value - Financial instruments measured at fair value using a valuation technique with significant unobservable inputs - Level 3 (Details) - USD ($)
$ in Millions
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 318,018	$ 294,437
Recurring fair value measurement | Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	77,455	73,150
Recurring fair value measurement | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	140,800	141,426
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	217,096	234,772
Recurring fair value measurement | Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	318,018	294,437
Recurring fair value measurement | Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	331,307	289,159
Recurring fair value measurement | Designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	117,014	110,643
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	219,269	229,714
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	30,626	28,781
Financial liabilities	15,770	13,975
Recurring fair value measurement | Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1	1
Recurring fair value measurement | Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	12,050	10,331
Recurring fair value measurement | Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,481	2,569
Recurring fair value measurement | Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	238	1,074
Recurring fair value measurement | Level 3 | Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	130	478	$ 451	$ 474
Recurring fair value measurement | Level 3 | Trading liabilities | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Trading liabilities | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Trading liabilities | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Trading liabilities | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Trading liabilities | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	130	478
Recurring fair value measurement | Level 3 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	12,159	10,928	10,149	10,432
Recurring fair value measurement | Level 3 | Designated at fair value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1	1
Recurring fair value measurement | Level 3 | Designated at fair value | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Designated at fair value | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	12,050	10,331
Recurring fair value measurement | Level 3 | Designated at fair value | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Designated at fair value | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	108	596
Recurring fair value measurement | Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,481	2,569	2,315	2,920
Recurring fair value measurement | Level 3 | Derivatives | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Derivatives | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Derivatives | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Derivatives | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,481	2,569
Recurring fair value measurement | Level 3 | Derivatives | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,665	18,154
Recurring fair value measurement | Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	543	445
Recurring fair value measurement | Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	3
Recurring fair value measurement | Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,511	2,069
Recurring fair value measurement | Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,904	8,110
Recurring fair value measurement | Level 3 | Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,414	2,618	3,006	2,961
Recurring fair value measurement | Level 3 | Financial investments | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	514	507
Recurring fair value measurement | Level 3 | Financial investments | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	309	309
Recurring fair value measurement | Level 3 | Financial investments | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 3 | Financial investments | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 3 | Financial investments | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,591	1,802
Recurring fair value measurement | Level 3 | Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,080	4,306	4,072	4,817
Recurring fair value measurement | Level 3 | Trading assets | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1	7
Recurring fair value measurement | Level 3 | Trading assets | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	227	128
Recurring fair value measurement | Level 3 | Trading assets | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 3 | Trading assets | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 3 | Trading assets | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,852	4,171
Recurring fair value measurement | Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21,621	19,788	18,380	17,407
Recurring fair value measurement | Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,150	17,640
Recurring fair value measurement | Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7	8
Recurring fair value measurement | Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	3
Recurring fair value measurement | Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,461	2,137
Recurring fair value measurement | Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,511	2,069	$ 1,772	$ 1,964
Recurring fair value measurement | Level 3 | Derivatives | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 3 | Derivatives | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 3 | Derivatives | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Level 3 | Derivatives | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,511	2,069
Recurring fair value measurement | Level 3 | Derivatives | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 0